DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Apr-08

DaimlerChrysler Auto Trust 2008-A Monthly Servicer’s Certificate (MG)	Page 1 of 3

Payment Determination Statement Number	2
Distribution Date	08-Apr-08
Record Date	07-Apr-08

Dates Covered	From and Including	To and Including
Collections Period	01-Mar-08	31-Mar-08
Accrual Period	10-Mar-08	07-Apr-08
30/360 Days	30
Actual/360 Days	29

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance — Beginning of Period	80,018	$1,511,743,541.86
Collections of Installment Principal		27,942,592.45
Collections Attributable to Full Payoffs		17,292,311.74
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		512,508.10

Pool Balance — End of Period(EOP)	78,699	$1,465,996,129.57

Pool Statistics		End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)		$1,555,000,035.25
Pool Factor (Pool Balance as a % of Initial Pool Balance)		94.28%
Ending Overcollateralization(O/C) Amount		$56,796,114.05
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)		104.030%
Cumulative Net Losses		$341,305.81
Net Loss Ratio (3 mos weighted avg.)		0.134%
Cumulative Recovery Ratio		38.791%

Delinquency Information:(1)		$ Amount	% of EOPPool Bal.	# of Accounts
31-60 Days Delinquent		18,051,630.31	1.231%	932
61-90 Days Delinquent		2,581,747.05	0.176%	117
91-120 Days Delinquent		41,583.72	0.003%	2
121 Days or More Delinquent		0.00	0.000%	0
Repossessions		2,225,811.00	0.152%	94
(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.
60+ Days Delinquency Amount		4,849,141.77
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)		0.19391%

		Current Month	Prior Month
Weighted Average A.P.R.		7.806%	7.802%
Weighted Average Remaining Term (months)		56.09	56.90
Weighted Average Seasoning (months)		11.37	10.50

Cash Sources		O/C Release (Prospectus pg S31-S32)
Collections of Installment Principal	$27,942,592.45	Pool Balance	$1,465,996,129.57
Collections Attributable to Full Payoffs	17,292,311.74	Yield Supplement O/C Amount	(40,781,262.26)

Principal Amount of Repurchases	0.00	Adjusted Pool Balance	$1,425,214,867.31
Recoveries on Loss Accounts	207,264.98
Collections of Interest	9,500,899.29	Total Securities	$1,409,200,015.52
Investment Earnings	51,247.26
Reserve Account	7,537,000.00	Adjusted O/C Amount	$16,014,851.79
Hedge Receipts	41,426.08

Total Sources	$62,572,741.80	Target Overcollateralization Amount	$57,008,594.69

Cash Uses
Servicer Fee	$1,259,786.28	O/C Release Period?	No
Hedge Payments (excl. termination payments)	1,077.88
A Note Interest	4,139,561.65	O/C Release	$0.00
First Priority Principal Distribution Amount	0.00
B Note Interest	385,722.50
Second Priority Principal Distribution Amount	0.00
C Note Interest	162,916.67
Third Priority Principal Distribution Amount	33,071,825.03
Reserve Fund	7,537,000.00
Required Principal Distribution Amount	16,014,851.79
Hedge Termination Payments (if any)	0.00
Distribution to Class D Noteholders	0.00

Total Cash Uses	$62,572,741.80

Administrative Payment
Total Principal and Interest Sources	$62,572,741.80
Investment Earnings in Trust Account	(51,247.26)
Hedge Receipts	(40,348.20)
Daily Collections Remitted	(54,940,629.65)
Servicer Fee (withheld)	(1,259,786.28)
O/C Release to Seller	0.00

Payment Due to/(from) Trust Account	($1,256,269.59)

Cash Reserve in Trust Account	(7,537,000.00)

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 350,000, 000.00 @ 3.15195%	300,886,692.34	251,800,015.52	49,086,676.82	140.2476481	763,972.62	2.1827789
Class A-2a 75,000,000.00 @ 3.40%	75,000,000.00	75,000,000.00	0.00	0.0000000	212,500.00	2.8333333
Class A-2b 310,000,000.00 @ 3.90813%	310,000,000.00	310,000,000.00	0.00	0.0000000	975,946.91	3.1482158
Class A-3a 275,000,000.00 @ 3.70%	275,000,000.00	275,000,000.00	0.00	0.0000000	847,916.67	3.0833333
Class A-3b 190,000,000.00 @ 4.10813%	190,000,000.00	190,000,000.00	0.00	0.0000000	628,772.12	3.3093269
Class A-4 190,300,000.00 @ 4.48%	190,300,000.00	190,300,000.00	0.00	0.0000000	710,453.33	3.7333333
Class B 83,100,000.00 @ 5.57%	83,100,000. 00	83,100,000.00	0.00	0.0000000	385,722.50	4.6416667
Class C 34,000,000.00 @ 5.75%	34,000,000.00	34,000,000.00	0.00	0.0000000	162,916.67	4.7916668

Total Notes	$1,458,286,692.34	$1,409,200,015.52	$49,086,676.82		$4,688,200.82

*	Class A-1 , A-2b, A-3b Interest is computed on an Actual/360 Basis. Days in current period 29